ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Status of Our Business - Liquidity and Going Concern (Details)					3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 01, 2017 USD ($)	Jan. 24, 2017 USD ($)	Aug. 19, 2016 USD ($) item m	Aug. 15, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) m	Jun. 30, 2016 USD ($)	Dec. 31, 2012	Dec. 30, 2012	Dec. 27, 2012	Jun. 30, 2010
Tullow and Dana
Status of our Business
Minimum ultra deepwater depth (in meters) | m						2,000
Tullow and Dana | Settlement Agreement
Status of our Business
Ownership interest (as a percent)				100.00%
Settlement amount				$ 700,000
Tullow and Dana | Settlement Agreement | Subsequent Event
Status of our Business
Ownership interest (as a percent)				100.00%
Guinea concession
Status of our Business
Cash proceeds from Tullow						$ 26,000,000
Ownership interest (as a percent)			100.00%		100.00%	100.00%	37.00%	37.00%	77.00%
Gross expenditure cap					$ 100,000,000	$ 100,000,000	$ 100,000,000
Threshold gross expenditure cap for well to be paid by the entity					100,000,000	$ 100,000,000	$ 100,000,000
Extension period for second exploration (in years)			1 year
Number of exploratory wells drilled | item			1
Depth below seabed required to be drilled of an exploration well (in meters) | m			2,500
Amount receivable, if extension well not drilled			$ 46,000,000
Mutually acceptable security			$ 5,000,000		$ 5,000,000
Maximum period of time over which current available liquidity could be exhausted						12 months	12 months
Guinea concession | Subsequent Event
Status of our Business
Ownership interest (as a percent)			100.00%
Extension period for second exploration (in years)			1 year
Depth below seabed required to be drilled of an exploration well (in meters) | m			2,500
Amount receivable, if extension well not drilled		$ 46,000,000	$ 46,000,000
Mutually acceptable security	$ 5,000,000	$ 5,000,000	$ 5,000,000
Guinea concession | Tullow Guinea Ltd
Status of our Business
Ownership interest sold (as a percent)								40.00%		40.00%
Guinea concession | Dana
Status of our Business
Ownership interest (as a percent)							23.00%				23.00%